Consolidated Balance Sheets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Assets
Cash and due from banks, including reserve requirements of $0 at both 12/31/21 and 12/31/20	$ 44,711,000	$ 42,737,000
Interest-bearing deposits	232,788,000	118,843,000
Cash and cash equivalents	277,499,000	161,580,000
Investment securities available for sale	406,549,000	245,249,000
Other investments	3,668,000	4,155,000
Total securities	410,217,000	249,404,000
Mortgage loans held for sale	3,637,000	9,139,000
Loans	884,869,000	948,639,000
Less allowance for loan losses	(9,355,000)	(9,908,000)
Net loans	875,514,000	938,731,000
Premises and equipment, net	16,104,000	18,600,000
Cash surrender value of life insurance	17,365,000	16,968,000
Other real estate	0	128,000
Right of use lease asset	4,612,000	3,423,000
Accrued interest receivable and other assets	19,245,000	18,202,000
Total assets	1,624,193,000	1,416,175,000
Deposits:
Noninterest-bearing demand	514,319,000	456,980,000
Interest-bearing demand, MMDA & savings	797,179,000	657,834,000
Time, $250,000 or more	26,333,000	25,771,000
Other time	74,917,000	80,501,000
Total deposits	1,412,748,000	1,221,086,000
Securities sold under agreements to repurchase	37,094,000	26,201,000
Junior subordinated debentures	15,464,000	15,464,000
Lease liability	4,677,000	3,471,000
Accrued interest payable and other liabilities	11,841,000	10,054,000
Total liabilities	1,481,824,000	1,276,276,000
Shareholders' equity:
Preferred stock, no par value; authorized 5,000,000 shares; no shares issued and outstanding	0	0
Common stock, no par value; authorized 20,000,000 shares; issued and outstanding 5,661,569 shares at December 31, 2021 and 5,787,504 shares at December 31, 2020	53,305,000	56,871,000
Common stock held by deferred compensation trust, at cost; 162,193 shares at December 31, 2021 and 155,469 shares at December 31, 2020	1,992,000	1,796,000
Deferred compensation	1,992,000	1,796,000
Retained earnings	88,968,000	77,628,000
Accumulated other comprehensive income	96,000	5,400,000
Total shareholders' equity	142,369,000	139,899,000
Total liabilities and shareholders' equity	$ 1,624,193,000	$ 1,416,175,000